UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Ridley Park Capital LLP

Address:  Brookfield House
          44 Davies Street
          London, W1K 5JA
          England

13F File Number: 028-14168

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Ian Bickerstaffe
Title:  Chief Operating Officer
Phone:  +44 (0)20 7529 5202


Signature, Place and Date of Signing:

/s/ Ian Bickerstaffe            London, England             November 14, 2011
--------------------------     ----------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  10

Form 13F Information Table Value Total:  $223,207
                                         (thousands)


List of Other Included Managers:

Form 13F File Number           Name

(1) 028-14169                  Ridley Park Paragon Master Fund Limited

                                                      FORM 13F INFORMATION TABLE
                                                           September 30, 2011

COLUMN 1                      COLUMN  2        COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7          COLUMN 8

                                                             VALUE   SHRS OR  SH/ PUT/   INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT  PRN CALL   DISCRETION  MANAGERS    SOLE  SHARED  NONE
ACCENTURE PLC IRELAND         SHS CLASS A     G1151C101     7,902    150,000  SH         DEFINED      1          150,000
AMERICAN EXPRESS CO           COM             025816109     4,490    100,000  SH         DEFINED      1          100,000
ANADARKO PETE CORP            COM             032511107     3,468     55,000  SH         DEFINED      1           55,000
COCA COLA CO                  COM             191216100    27,024    400,000  SH         DEFINED      1          400,000
INTEL CORP                    COM             458140100    29,876  1,400,000  SH         DEFINED      1        1,400,000
INTERNATIONAL BUSINESS MACHS  COM             459200101    17,487    100,000  SH         DEFINED      1          100,000
JPMORGAN CHASE & CO           COM             46625H100    13,554    450,000  SH         DEFINED      1          450,000
SELECT SECTOR SPDR TR         SBI INT-FINL    81369Y605    23,620  2,000,000  SH  PUT    DEFINED      1        2,000,000
SPDR GOLD TRUST               GOLD SHS        78463V107    63,224    400,000  SH  PUT    DEFINED      1          400,000
WELLS FARGO & CO NEW          COM             949746101    32,562  1,350,000  SH         DEFINED      1        1,350,000



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